Securities	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Securities
(2)	Securities:

Securities, which consist of debt and equity investments, have been classified in the consolidated balance sheets according to management’s intent. The carrying amount of securities and their estimated fair values follow:

	December 31, 2017
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Agency securities	$84,210	536	(653)	84,093
Tax free municipal bonds	26,412	637	(83)	26,966
Taxable municipal bonds	1,279	5	(1)	1,283
Trust preferred securities	1,650	35	—	1,685
Mortgage-backed securities	71,389	201	(826)	70,764

	$184,940	1,414	(1,563)	184,791

	December 31, 2016
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Treasury securities	$2,000	1	—	2,001
U.S. Agency securities	83,667	983	(638)	84,012
Tax free municipal bonds	33,004	1,081	(174)	33,911
Taxable municipal bonds	2,720	17	(10)	2,727
Trust preferred securities	1,634	183	—	1,817
Mortgage-backed securities	85,626	437	(1,051)	85,012

	$208,651	2,702	(1,873)	209,480

The scheduled maturities of debt securities available for sale at December 31, 2017 and December 31, 2016 were as follows:

December 31, 2017	Amortized Cost	Estimated Fair Value
Due within one year	$2,078	2,095
Due in one to five years	28,692	28,624
Due in five to ten years	18,161	18,287
Due after ten years	7,218	7,443

	56,149	56,449
Amortizing agency bonds	57,402	57,578
Mortgage-backed securities	71,389	70,764

Total unrestricted securities available for sale	$184,940	184,791

December 31, 2016	Amortized Cost	Estimated Fair Value
Due within one year	$6,605	6,615
Due in one to five years	13,913	14,067
Due in five to ten years	32,611	32,744
Due after ten years	13,022	13,603

	66,151	67,029
Amortizing agency bonds	56,874	57,439
Mortgage-backed securities	85,626	85,012

Total unrestricted securities available for sale	$208,651	209,480

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2017 and December 31, 2016 are as follows:

	Less than 12 months		12 months or longer		Total
December 31, 2017	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Available for sale
U.S. Agency securities	$41,501	(431)	9,846	(222)	51,347	(653)
Taxable municipals	521	(1)	—	—	521	(1)
Tax free municipals	4,860	(51)	913	(32)	5,773	(83)
Mortgage-backed securities	40,441	(289)	21,566	(537)	62,007	(826)

Total Available for Sale	$87,323	(772)	32,325	(791)	119,648	(1,563)

	Less than 12 months		12 months or longer		Total
December 31, 2016	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Available for sale
U.S. Agency securities	$41,963	(597)	3,459	(41)	45,422	(638)
Taxable municipals	1,347	(10)	—	—	1,347	(10)
Tax free municipals	7,369	(174)	—	—	7,369	(174)
Mortgage-backed securities	48,462	(796)	7,439	(255)	55,901	(1,051)

Total Available for Sale	$99,141	(1,577)	10,898	(296)	110,039	(1,873)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluations. Management gives consideration to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2017, the Company has 83 securities with unrealized losses. Management believes these unrealized losses relate to changes in interest rates and not credit quality. Management also believes the Company has the ability to hold these securities until maturity and, therefore, no declines are deemed to be other than temporary. The carrying value of the Company’s investment securities may decline in the future if the financial condition of issuers deteriorates and management determines it is probable that the Company will not recover the entire amortized cost bases of the securities. As a result, there is a risk that other-than-temporary impairment charges may occur in the future.

In June of 2008, the Company purchased $2.0 million par value of a private placement subordinated debenture issued by First Financial Services Corporation (“FFKY”), the holding Company for First Federal Savings Bank (“First Fed”). The debenture is a thirty-year security with a coupon rate of 8.00%. FFKY is a NASDAQ listed commercial bank holding company located in Elizabethtown, Kentucky. In October of 2010, FFKY informed the owners of its subordinated trust, including the Company, that it was deferring the dividend payments for up to five years as prescribed by the trust agreement.

At September 30, 2013, the Company recognized a $400,000 impairment charge related to management’s financial analysis of the issuing institution, and our opinion that it would be unable to make dividend payments after the five-year extension expired. In January 2015, Your Community Bancshares (“YCB”) purchased FFKY. In September of 2016, Wesbanco (“WSBC”) closed on its purchase of YCB. WSBC is a $9.9 billion institution headquartered in West Virginia. WSBC has assumed the debt originally issued by FFKY, and all interest is now current. The Company is currently accreting the $400,000 impairment charge back into income ratably.

During 2017, the Company sold investment securities classified as available for sale for proceeds of $18.0 million resulting in gross gains of $272,000 and gross losses of $103,000. During 2016, the Company sold investment securities classified as available for sale for proceeds of $19.0 million resulting in gross gains of $690,000 and gross losses of $78,000. During 2015, the Company sold investment securities classified as available for sale for proceeds of $84.9 million resulting in gross gains of $1,274,000 and gross losses of $583,000.

As part of its normal course of business, the Bank holds significant balances of municipal and other deposits that require the Bank to pledge investment instruments as collateral. At December 31, 2017, the Bank pledged investments with a book value of $118.0 million and a market value of approximately $119.8 million to various municipal entities as required by law. In addition, the Bank has provided $47.6 million of letters of credit issued by the Federal Home Loan Bank of Cincinnati to collateralize municipal deposits. At December 31, 2016, the Bank pledged investments with a book value of $125.6 million and a market value of approximately $128.4 million to various municipal entities as required by law. In addition, the Bank provided $45.6 million of letters of credit issued by the Federal Home Loan Bank of Cincinnati to collateralize municipal deposits. At December 31, 2017 and December 31, 2016, the collateral for the letters of credit issued are the Bank’s one to four family loan portfolio.